Joint Arrangements - Joint Operations (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Oil Sands | Operated by Suncor | Fort Hills Energy Limited Partnership
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business		Canada	Canada
Ownership interest (as percent)	68.76%	100.00%	54.11%
Additional interest acquired (as a percent)	14.65%	31.23%
Oil Sands | Operated by Suncor | Syncrude
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business		Canada	Canada
Ownership interest (as percent)		58.74%	58.74%
Exploration and Production | Operated by Suncor | Terra Nova
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business		Canada	Canada
Ownership interest (as percent)		48.00%	48.00%
Exploration and Production | Non-operated | Buzzard
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business			United Kingdom
Ownership interest (as percent)			29.89%
Exploration and Production | Non-operated | Hibernia and the Hibernia South Extension Unit
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business		Canada	Canada
Exploration and Production | Non-operated | Hibernia
JOINT ARRANGEMENTS
Ownership interest (as percent)		19.48%	19.48%
Exploration and Production | Non-operated | Hibernia South Extension Unit
JOINT ARRANGEMENTS
Ownership interest (as percent)		20.00%	20.00%
Exploration and Production | Non-operated | Hebron
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business		Canada	Canada
Ownership interest (as percent)		21.03%	21.03%
Exploration and Production | Non-operated | Harouge Oil Operations
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business		Libya	Libya
Ownership interest (as percent)		49.00%	49.00%
Exploration and Production | Non-operated | North Sea Rosebank Project
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business			United Kingdom
Ownership interest (as percent)			40.00%
Exploration and Production | Non-operated | White Rose and the White Rose Extensions
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business		Canada	Canada
Exploration and Production | Non-operated | White Rose
JOINT ARRANGEMENTS
Ownership interest (as percent)		38.625%	38.625%
Exploration and Production | Non-operated | White Rose Extensions
JOINT ARRANGEMENTS
Ownership interest (as percent)		40.00%	40.00%